Income Taxes (Schedule of Reconciliation Tax Benefit at Israeli Statutory Tax Rate) (Details) - USD ($) $ in Thousands			12 Months Ended
	Jan. 01, 2018	Jan. 01, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Loss before income taxes			$ (33,379)	$ (36,061)	$ (19,030)
Statutory tax rate	23.00%	24.00%		23.00%	24.00%	25.00%
Theoretical tax benefit			7,677	$ 8,294	$ 4,567
Increase (decrease) in effective tax rate due to:
Change in valuation allowance			(4,872)	(5,822)	(5,431)
Effect of entities with different tax rates			38	(56)	25
Non-deductible expenses			(3,015)	(2,736)	(474)
Impact of change in statutory tax rate for future periods					(248)
Impact of exchange rate on temporary differences					1,321
Deductible expense			4	569	0
Other			8	$ (249)	(54)
Effective income taxes			$ (160)		$ (294)